N-2 - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023 [1]
Cover [Abstract]
Entity Central Index Key		0001918642
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		StepStone Private Venture and Growth Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.87	$36.71	$30.13	$25.00
Activity from investment operations:
Net investment income (loss)¹	(4.49)	(1.64)	(1.34)	(0.70)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	23.47	9.05	7.92	5.83
Total from investment operations	18.98	7.41	6.58	5.13
Less distributions:
From net investment income	—	—	—	—
From net realized gains	(0.07)	(0.25)	—	—
Total distributions	$(0.07)	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$62.78	$43.87	$36.71	$30.13

Net Assets, end of period (in thousands)[3]	$3,602,834	$1,215,283	$439,238	$185,844

Ratios to average net assets⁴
Net investment income (loss)⁵	(8.59)%	(4.10)%	(4.02)%	(1.74)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	9.03%	5.29%	6.26%	6.18%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	9.04%	5.41%	6.12%	5.06%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	9.04%	5.41%	5.92%	4.27%
Total return³ ⁸ ⁹	43.29%	20.23%	21.84%	20.52%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222
*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased by 7.15%, 3.31%, 3.63% and 2.90%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 7.15%, 3.31%, 3.63% and 2.90%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
8	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
9	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.59	$36.51	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)¹	(4.51)	(1.51)	(1.52)	(0.19)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	23.25	8.84	7.95	5.27
Total from investment operations	18.74	7.33	6.43	5.08
Less distributions:
From net investment income	—	—	—	—
From net realized gains	(0.07)	(0.25)	—	—
Total distributions	$(0.07)	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$62.26	$43.59	$36.51	$30.08

Net Assets, end of period (in thousands)³	$15,210	$5,223	$3,210	$754

Ratios to average net assets⁴
Net investment income (loss)⁵	(8.75)%	(3.85)%	(4.51)%	(0.33)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	9.20%	5.18%	6.53%	4.92%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	9.20%	5.18%	6.57%	4.16%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	9.20%	5.18%	6.40%	3.28%
Total return³ ⁸ ⁹	43.01%	20.12%	21.38%	20.32%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222
*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased by 7.11%, 2.99%, 3.66% and 0.86%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 7.11%, 2.99%, 3.66% and 0.86%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
8	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.18	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)¹	(4.97)	(2.02)	(2.12)	(0.83)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	23.15	9.04	8.45	5.91
Total from investment operations	18.18	7.02	6.33	5.08
Less distributions:
From net investment income	—	—	—	—
From net realized gains	(0.07)	(0.25)	—	—
Total distributions	$(0.07)	$(0.25)	$—	$—
Net Asset Value per share, end of period[3]	$61.29	$43.18	$36.41	$30.08

Net Assets, end of period (in thousands)[3]	$2,870,965	$711,105	$61,841	$30

Ratios to average net assets⁴
Net investment income (loss)⁵	(9.59)%	(5.04)%	(5.99)%	(2.49)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	10.03%	6.38%	8.01%	7.80%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	10.03%	6.38%	8.01%	5.72%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	10.03%	6.38%	8.00%	4.94%
Total return³ ⁸ ⁹	42.13%	19.32%	21.04%	20.32%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222
*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased by 7.32%, 3.60%, 4.11% and 3.14%, respectively, for the years ended March 31, 2026, 2025 and March 31, 2024 and the period ended March 31, 2023. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 7.32%, 3.60%, 4.11% and 3.14%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
8	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Venture and Growth Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on March 4, 2022 ("Inception") and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on November 1, 2022 ("Commencement of Operations").

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted as of the first business day of each calendar month at the then-current-monthly net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”) (see Note 10).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund's investment adviser ("Adviser") and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of StepStone Group LP. The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund's investment objective is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in venture capital and growth equity assets along with other private assets (“Private Market Assets”), focused on the "innovation economy," the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

Master-Feeder Structure

The Fund and StepStone Private Venture and Growth Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Class I Shares of the Fund. As of March 31, 2026, the Feeder Fund owns 0.71% of the Fund’s net assets.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund’s aggregate exposure to operating companies held directly and indirectly may at times represent a significant portion of the Fund’s NAV. The Fund may be more susceptible to adverse developments affecting those companies which could have a disproportionate impact on the Fund’s performance and increase volatility.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $50,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the year ended March 31, 2026 and the year ended March 31, 2025:

	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	31,550,850	$1,600,767,372	16,377,314	$642,775,648
Reinvestment of distributions	43,851	2,468,354	88,795	3,605,993
Repurchase of shares	(2,001,595)	(106,021,018)	(889,317)	(37,131,800)
Exchange of shares	93,704	4,669,273	161,577	6,417,909
Net increase (decrease)	29,686,810	$1,501,883,981	15,738,369	$615,667,750
Class D
Proceeds from shares issued	156,122	$7,253,632	155,537	$5,787,012
Reinvestment of distributions	182	10,189	536	21,642
Repurchase of shares	(10,943)	(523,097)	(3,623)	(155,593)
Exchange of shares	(20,880)	(1,090,693)	(120,551)	(4,653,375)
Net increase (decrease)	124,481	$5,650,031	31,899	$999,686
Class S
Proceeds from shares issued	30,665,142	$1,534,409,966	14,756,883	$575,802,383
Reinvestment of distributions	40,639	2,237,975	54,456	2,180,430
Repurchase of shares	(258,600)	(14,290,761)	(16,819)	(689,638)
Exchange of shares	(74,413)	(3,578,580)	(25,608)	(1,087,941)
Net increase (decrease)	30,372,768	$1,518,778,600	14,768,912	$576,205,234
Class T¹
Proceeds from shares issued	—	$—	13,724	$520,000
Reinvestment of distributions	—	—	31	1,236
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	(16,751)	(676,593)
Net increase (decrease)	—	$—	(2,996)	$(155,357)
[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

Subject to the Board’s discretion, the Fund offers a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares each quarter. It is expected that the Adviser will recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to typically occur on March 31, June 30, September 30 and December 31 of each year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. For the year ended March 31, 2026 and the year ended March 31, 2025, 2,271,138 and 909,759 Shares were repurchased by the Fund, respectively.

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.87	$36.71	$30.13	$25.00
Activity from investment operations:
Net investment income (loss)¹	(4.49)	(1.64)	(1.34)	(0.70)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	23.47	9.05	7.92	5.83
Total from investment operations	18.98	7.41	6.58	5.13
Less distributions:
From net investment income	—	—	—	—
From net realized gains	(0.07)	(0.25)	—	—
Total distributions	$(0.07)	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$62.78	$43.87	$36.71	$30.13

Net Assets, end of period (in thousands)[3]	$3,602,834	$1,215,283	$439,238	$185,844

Ratios to average net assets⁴
Net investment income (loss)⁵	(8.59)%	(4.10)%	(4.02)%	(1.74)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	9.03%	5.29%	6.26%	6.18%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	9.04%	5.41%	6.12%	5.06%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	9.04%	5.41%	5.92%	4.27%
Total return³ ⁸ ⁹	43.29%	20.23%	21.84%	20.52%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222
*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased by 7.15%, 3.31%, 3.63% and 2.90%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 7.15%, 3.31%, 3.63% and 2.90%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
8	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
9	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount					$ 30,000
Senior Securities Coverage per Unit	[2]				$ 7,222
General Description of Registrant [Abstract]
NAV Per Share		$ 62.78
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Authorized [Shares]		57,388,791
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.59	$36.51	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)¹	(4.51)	(1.51)	(1.52)	(0.19)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	23.25	8.84	7.95	5.27
Total from investment operations	18.74	7.33	6.43	5.08
Less distributions:
From net investment income	—	—	—	—
From net realized gains	(0.07)	(0.25)	—	—
Total distributions	$(0.07)	$(0.25)	$—	$—
Net Asset Value per share, end of period³	$62.26	$43.59	$36.51	$30.08

Net Assets, end of period (in thousands)³	$15,210	$5,223	$3,210	$754

Ratios to average net assets⁴
Net investment income (loss)⁵	(8.75)%	(3.85)%	(4.51)%	(0.33)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	9.20%	5.18%	6.53%	4.92%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	9.20%	5.18%	6.57%	4.16%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	9.20%	5.18%	6.40%	3.28%
Total return³ ⁸ ⁹	43.01%	20.12%	21.38%	20.32%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222
*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased by 7.11%, 2.99%, 3.66% and 0.86%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 7.11%, 2.99%, 3.66% and 0.86%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
8	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount					$ 30,000
Senior Securities Coverage per Unit	[2]				$ 7,222
General Description of Registrant [Abstract]
NAV Per Share		$ 61.29
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Authorized [Shares]		244,303
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$43.18	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)¹	(4.97)	(2.02)	(2.12)	(0.83)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	23.15	9.04	8.45	5.91
Total from investment operations	18.18	7.02	6.33	5.08
Less distributions:
From net investment income	—	—	—	—
From net realized gains	(0.07)	(0.25)	—	—
Total distributions	$(0.07)	$(0.25)	$—	$—
Net Asset Value per share, end of period[3]	$61.29	$43.18	$36.41	$30.08

Net Assets, end of period (in thousands)[3]	$2,870,965	$711,105	$61,841	$30

Ratios to average net assets⁴
Net investment income (loss)⁵	(9.59)%	(5.04)%	(5.99)%	(2.49)%
Expenses before adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶	10.03%	6.38%	8.01%	7.80%
Expenses after adviser expense recoupment (reimbursement)⁶ ⁷	10.03%	6.38%	8.01%	5.72%
Expenses after adviser expense recoupment (reimbursement) and management fees voluntarily waived⁶ ⁷	10.03%	6.38%	8.00%	4.94%
Total return³ ⁸ ⁹	42.13%	19.32%	21.04%	20.32%
Portfolio turnover rate¹⁰	0.06%	0.42%	0.19%	0.05%
Senior Securities:	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Total borrowings (in thousands)	$—	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness¹¹	N/A	N/A	N/A	7,222
*	The Class commenced operations on November 1, 2022.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees were excluded, the ratios would have increased by 7.32%, 3.60%, 4.11% and 3.14%, respectively, for the years ended March 31, 2026, 2025 and March 31, 2024 and the period ended March 31, 2023. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 7.32%, 3.60%, 4.11% and 3.14%, respectively, for the years ended March 31, 2026, 2025 and 2024 and the period ended March 31, 2023. Expense ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months.
8	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
9	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
10	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
11	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount					$ 30,000
Senior Securities Coverage per Unit	[2]				$ 7,222
General Description of Registrant [Abstract]
NAV Per Share		$ 62.26
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Authorized [Shares]		46,840,221

[1]	The Class commenced operations on November 1, 2022.
[2]	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.